LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31,
	2020	2021

Short-term borrowings	1,230,756	4,639,674
Current portion of long-term borrowings	922,634	1,308,339
Sub-total	2,153,390	5,948,013
Long-term borrowings, excluding current portion	10,566,746	18,284,514
Total loans and borrowings	12,720,136	24,232,527

Schedule of short-term borrowings

	As of December 31,
	2020	2021

Unsecured short-term loans and borrowings	221,436	512,387
Secured short-term loans and borrowings	1,009,320	4,127,287
	1,230,756	4,639,674

Schedule of assets to secure the short-term borrowings

	As of December 31,
	2020	2021

Accounts receivable	76,547	65,985
Property and equipment, net	—	397,285
Operating lease ROU assets	—	81,397

	76,547	544,667

Schedule of long-term borrowings

	As of December 31,
	2020	2021

Unsecured long-term loans and borrowings	112,500	60,000
Secured long-term loans and borrowings	11,376,880	19,532,853
	11,489,380	19,592,853

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2020	2021

Accounts receivable	743,031	974,536
Property and equipment, net	2,918,670	2,629,904
Prepaid land use rights, net	678,190	634,953
Operating lease ROU assets	599,120	1,537,304
Other non-current assets	—	14,691
	4,939,011	5,791,388

Schedule of aggregate maturities of the long-term borrowings

Long-term borrowings
Twelve months ending December 31,
2022	1,308,339
2023	2,117,151
2024	1,951,579
2025	2,231,414
2026	2,555,507
Thereafter	9,428,863
19,592,853